UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/12 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2012

Shares		Value
COMMON STOCKS (61.8%)
	CONSUMER DISCRETIONARY (6.8%)
35,000	Brinker International, Inc.	$1,235,500
18,000	Coach, Inc.	1,008,360
46,000	Comcast Corp. Class A	1,600,800
22,000	DIRECTV *	1,154,120
22,500	Genuine Parts Co.	1,373,175
25,000	Home Depot, Inc.	1,509,250
15,000	Johnson Controls, Inc.	411,000
25,000	Las Vegas Sands Corp.	1,159,250
65,000	Lowe’s Cos, Inc.	1,965,600
24,000	McDonald’s Corp.	2,202,000
110,000	Staples, Inc. (1)	1,267,200
26,000	Target Corp.	1,650,220
13,000	Time Warner Cable, Inc.	1,235,780
33,000	TJX Companies, Inc. (The)	1,478,070
28,000	Walt Disney Co. (The)	1,463,840
		20,714,165
	CONSUMER STAPLES (7.4%)
32,000	Coca-Cola Co. (The)	1,213,760
38,000	ConAgra Foods, Inc.	1,048,420
20,000	CVS Caremark Corp.	968,400
26,000	Dr. Pepper Snapple Group, Inc.	1,157,780
24,000	General Mills, Inc.	956,400
17,000	H.J. Heinz Co.	951,150
34,000	Hormel Foods Corp.	994,160
18,000	Ingredion, Inc.	992,880
5,000	JM Smucker Co. (The)	431,650
88,000	Kroger Co. (The)	2,071,520
27,000	PepsiCo, Inc.	1,910,790
44,000	Procter & Gamble Co. (The)	3,051,840
63,000	Safeway, Inc. (1)	1,013,670
22,000	Sanderson Farms, Inc. (1)	976,140
31,000	Sysco Corp.	969,370
32,000	Wal-Mart Stores, Inc.	2,361,600
44,000	Walgreen Co.	1,603,360
		22,672,890
	ENERGY (6.9%)
36,000	Boardwalk Pipeline Partners L.P.	1,004,400
20,000	Chevron Corp.	2,331,200
26,000	ConocoPhillips	1,486,680
16,000	Devon Energy Corp.	968,000
33,000	Diamond Offshore Drilling, Inc.	2,171,730
23,955	Ensco PLC Class A	1,306,985
19,000	Enterprise Products Partners L.P.	1,018,400
34,000	Exxon Mobil Corp.	3,109,300
16,500	Hess Corp.	886,380
18,500	Marathon Petroleum Corp.	1,009,915
7,500	Phillips 66	347,775
14,000	Royal Dutch Shell PLC ADR (1)	998,200
33,000	Schlumberger Ltd.	2,386,890
21,000	Total S.A. ADR	1,052,100
22,000	TransCanada Corp. (1)	1,001,000
		21,078,955
	FINANCIALS (7.8%)
21,000	Ameriprise Financial, Inc.	1,190,490
25,000	Bank of Montreal	1,476,000

Shares		Value
8,000	BlackRock, Inc.	$1,426,400
120,000	Charles Schwab Corp. (The)	1,534,800
66,000	Discover Financial Services	2,622,180
20,000	Health Care REIT, Inc.	1,155,000
64,000	JPMorgan Chase & Co.	2,590,720
11,000	M&T Bank Corp. (1)	1,046,760
27,000	Northern Trust Corp.	1,253,205
21,000	PartnerRe Ltd.	1,559,880
117,000	People’s United Financial, Inc.	1,420,380
30,000	Prudential Financial, Inc.	1,635,300
27,000	State Street Corp.	1,132,920
73,000	U.S. Bancorp	2,503,900
32,000	Wells Fargo & Co.	1,104,960
		23,652,895
	HEALTH CARE (7.8%)
9,000	Amgen, Inc.	758,880
13,000	Becton, Dickinson & Co.	1,021,280
30,000	Bristol-Myers Squibb Co.	1,012,500
28,000	Coventry Health Care, Inc.	1,167,320
25,000	Eli Lilly & Co.	1,185,250
30,000	Gilead Sciences, Inc. *	1,989,900
37,000	Johnson & Johnson	2,549,670
11,000	Laboratory Corporation of America Holdings *	1,017,170
49,000	Merck & Co., Inc.	2,209,900
17,000	Novartis AG ADR	1,041,420
15,000	Owens & Minor, Inc.	448,200
104,000	Pfizer, Inc.	2,584,400
31,000	Sanofi-Aventis ADR	1,334,860
46,437	Teva Pharmaceutical Industries Ltd. ADR	1,922,956
25,000	Thermo Fisher Scientific, Inc.	1,470,750
18,500	UnitedHealth Group, Inc.	1,025,085
13,000	Watson Pharmaceuticals, Inc. *	1,107,080
		23,846,621
	INDUSTRIALS (6.8%)
11,000	Canadian National Railway Co.	970,530
42,000	Chicago Bridge & Iron Co. N.V.	1,599,780
24,000	Cintas Corp.	994,800
20,000	Emerson Electric Co.	965,400
14,600	FedEx Corp.	1,235,452
14,000	General Dynamics Corp.	925,680
16,000	Illinois Tool Works, Inc.	951,520
11,000	Lockheed Martin Corp.	1,027,180
14,000	MSC Industrial Direct Co., Inc. Class A	944,440
15,000	Northrop Grumman Corp.	996,450
43,000	Raytheon Co.	2,457,880
53,000	Republic Services, Inc.	1,458,030
20,000	Rockwell Collins, Inc.	1,072,800
26,000	Tyco International Ltd.	1,462,760
13,000	Union Pacific Corp.	1,543,100
26,000	United Technologies Corp.	2,035,540
		20,641,342
	INFORMATION TECHNOLOGY (10.7%)
31,000	Accenture PLC Class A	2,170,930
31,000	Adobe Systems, Inc. *	1,006,260
1,500	Apple, Inc.	1,000,890

Value Line Income and Growth Fund, Inc.

September 30, 2012

Shares		Value
25,000	Automatic Data Processing, Inc.	$1,466,500
40,000	Avago Technologies Ltd.	1,394,600
22,000	BMC Software, Inc. *	912,780
27,000	Check Point Software Technologies Ltd. *	1,300,320
13,000	Citrix Systems, Inc. *	995,410
19,500	Cognizant Technology Solutions Corp. Class A *	1,363,440
36,000	eBay, Inc. *	1,742,760
57,442	EMC Corp. *	1,566,443
4,000	Google, Inc. Class A *	3,018,000
37,000	Harris Corp.	1,895,140
78,000	Intel Corp.	1,769,040
11,000	International Business Machines Corp.	2,281,950
27,000	Microchip Technology, Inc.	883,980
87,000	Microsoft Corp.	2,590,860
64,000	Oracle Corp.	2,015,360
25,000	SAP AG ADR (1)	1,783,250
41,000	TE Connectivity Ltd.	1,394,410
		32,552,323
	MATERIALS (2.7%)
28,000	AngloGold Ashanti Ltd. ADR	981,400
20,000	Barrick Gold Corp.	835,200
15,000	BHP Billiton Ltd. ADR (1)	1,029,150
20,000	E.I. du Pont de Nemours & Co.	1,005,400
12,000	Packaging Corp. of America	435,600
40,000	Potash Corporation of Saskatchewan, Inc.	1,736,800
21,000	Rockwood Holdings, Inc.	978,600
60,000	Yamana Gold, Inc. (1)	1,146,600
		8,148,750
	TELECOMMUNICATION SERVICES (1.7%)
80,000	AT&T, Inc.	3,016,000
21,000	BCE, Inc.	922,740
25,000	Verizon Communications, Inc.	1,139,250
		5,077,990
	UTILITIES (3.2%)
23,500	AGL Resources, Inc.	961,385
23,000	American Electric Power Company, Inc.	1,010,620
23,500	American States Water Co.	1,044,105
46,000	CMS Energy Corp.	1,083,300
18,000	Dominion Resources, Inc.	952,920
16,000	Sempra Energy	1,031,840
19,000	Southern Co.	875,710
55,000	TECO Energy, Inc.	975,700
28,000	Wisconsin Energy Corp.	1,054,760
34,000	Xcel Energy, Inc.	942,140
		9,932,480
	TOTAL COMMON STOCKS (Cost $149,847,925) (61.8%)	188,318,411

PREFERRED STOCKS (0.0%)

	FINANCIALS (0.0%)
5,000	MetLife, Inc. Series B, 6.50%	128,700

	TOTAL PREFERRED STOCKS (Cost $125,000) (0%)	$128,700

Shares		Value

CONVERTIBLE PREFERRED STOCKS (2.6%)

	CONSUMER DISCRETIONARY (0.2%)
4,000	General Motors Co., Convertible Fixed, Series B, 4.75% (1)	$149,120
7,000	Goodyear Tire & Rubber Co. (The), 5.88% (1)	309,190
		458,310
	CONSUMER STAPLES (0.1%)
4,000	Bunge Ltd., 4.88%	389,974
	ENERGY (0.5%)
33,500	Apache Corp., Convertible Fixed, Series D, 6.00% (1)	1,629,775
	FINANCIALS (1.8%)
6,000	AMG Capital Trust II, Convertible Fixed, 5.15%	278,625
18,000	Citigroup, Inc., 7.50%	1,745,640
51,000	Hartford Financial Services Group, Inc. (The), Series F, 7.25% (1)	974,100
250	Huntington Bancshares, Inc., Series A, 8.50% (1)	318,750
1,000	KeyCorp, Series A, 7.75% (1)	123,750
16,000	MetLife, Inc., 5.00%	1,104,640
7,000	UBS AG, Convertible Fixed, 6.75%	127,532
250	Wells Fargo & Co. Series L, 7.50%	309,500
6,000	Wintrust Financial Corp., 7.50%	338,652
		5,321,189
	HEALTH CARE (0.0%)
1,800	National Healthcare Corp. Series A, 0.80%	26,892
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,448,473) (2.6%)	7,826,140

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (13.4%)

$2,500,000	U.S. Treasury Bond, 3.75%, 8/15/41	$2,989,062
3,000,000	U.S. Treasury Notes, 0.13%, 12/31/13	2,996,835
4,500,000	U.S. Treasury Notes, 0.50%, 10/15/14	4,522,851
2,000,000	U.S. Treasury Notes, 0.38%, 11/15/14	2,004,844
1,000,000	U.S. Treasury Notes, 0.25%, 12/15/14	999,766
2,000,000	U.S. Treasury Notes, 0.38%, 4/15/15	2,004,376
4,000,000	U.S. Treasury Notes, 1.00%, 9/30/16	4,085,000
3,000,000	U.S. Treasury Notes, 1.00%, 10/31/16	3,063,048
1,000,000	U.S. Treasury Notes, 0.88%, 11/30/16	1,016,172
1,000,000	U.S. Treasury Notes, 0.63%, 5/31/17	1,002,500
2,000,000	U.S. Treasury Notes, 1.38%, 9/30/18	2,063,124
4,000,000	U.S. Treasury Notes, 1.38%, 11/30/18	4,122,812
4,000,000	U.S. Treasury Notes, 3.63%, 2/15/20	4,713,752
3,000,000	U.S. Treasury Notes, 2.13%, 8/15/21	3,173,436
1,000,000	U.S. Treasury Notes, 2.00%, 11/15/21	1,043,984

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$1,000,000	U.S. Treasury Notes, 2.00%, 2/15/22	$1,040,078

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,347,054) (13.4%)	40,841,640

CORPORATE BONDS & NOTES (8.3%)

	BASIC MATERIALS (0.9%)
500,000	Potash Corporation of Saskatchewan, Inc., Senior Unsecured Notes, 3.25%, 12/1/17	547,411
875,000	PPG Industries, Inc., Senior Unsecured Notes, 3.60%, 11/15/20	944,158
1,060,000	Southern Copper Corp., Senior Unsecured Notes, 6.38%, 7/27/15	1,195,445
		2,687,014
	COMMUNICATIONS (0.8%)
500,000	Google, Inc., Senior Unsecured Notes, 2.13%, 5/19/16	526,546
1,000,000	Time Warner Cable, Inc., Guaranteed Notes, 5.85%, 5/1/17	1,191,156
583,000	Viacom, Inc., Senior Unsecured Notes, 4.38%, 9/15/14	623,480
		2,341,182
	CONSUMER, CYCLICAL (0.9%)
500,000	Lowe’s Cos, Inc., Senior Unsecured Notes, 2.13%, 4/15/16	519,267
500,000	Marriott International, Senior Unsecured Notes, 5.81%, 11/10/15	564,955
1,000,000	McDonald’s Corp. MTN, Senior Unsecured Notes, 3.63%, 5/20/21	1,127,614
500,000	Nordstrom, Inc., Senior Unsecured Notes, 4.75%, 5/1/20	581,449
		2,793,285
	CONSUMER, NON-CYCLICAL (1.3%)
500,000	Diageo Capital PLC, Guaranteed Notes, 5.75%, 10/23/17	610,388
1,000,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	1,146,318
600,000	Medtronic, Inc., Senior Unsecured Notes, 4.75%, 9/15/15	671,611
500,000	PepsiCo, Inc., Senior Unsecured Notes, 4.00%, 3/5/42	524,347
1,050,000	Teva Pharmaceutical Finance Co. LLC, Guaranteed Notes, 5.55%, 2/1/16	1,197,955
		4,150,619
	ENERGY (0.2%)
500,000	Devon Energy Corp., Senior Unsecured Notes, 2.40%, 7/15/16	521,982

Principal Amount		Value
	FINANCIAL (2.3%)
$250,000	Aflac, Inc., Senior Unsecured Notes, 2.65%, 2/15/17	$262,300
250,000	Bank of Montreal MTN, Senior Unsecured Notes, 2.50%, 1/11/17	262,831
500,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	548,291
500,000	BlackRock, Inc., Senior Unsecured Notes, 3.50%, 12/10/14	532,344
1,000,000	Caterpillar Financial Services Corp. MTN, Senior Unsecured Notes, 2.65%, 4/1/16	1,058,932
500,000	Citigroup, Inc., Senior Unsecured Notes, 5.85%, 7/2/13	518,091
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 4.65%, 10/17/21	560,387
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 4.50%, 1/24/22	554,625
500,000	Morgan Stanley, Senior Unsecured Notes, 4.75%, 3/22/17	536,080
350,000	PNC Funding Corp., Guaranteed Notes, 3.30%, 3/8/22	375,112
1,000,000	ProLogis, Senior Unsecured Notes, 6.25%, 3/15/17	1,145,098
168,000	Wachovia Bank NA, Subordinated Notes, 4.80%, 11/1/14	180,661
500,000	Wells Fargo & Co. MTN, Senior Unsecured Notes, 3.50%, 3/8/22	533,228
		7,067,980
	INDUSTRIAL (1.0%)
369,000	Boeing Co. (The), Senior Unsecured Notes, 3.75%, 11/20/16	412,150
500,000	Danaher Corp., Senior Unsecured Notes, 3.90%, 6/23/21	566,736
250,000	Ryder System, Inc. MTN, Senior Unsecured Notes, 3.50%, 6/1/17	264,751
614,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 3.20%, 3/1/16	654,663
1,000,000	Union Pacific Corp., Senior Unsecured Notes, 4.00%, 2/1/21	1,125,160
		3,023,460
	TECHNOLOGY (0.2%)
500,000	Intel Corp., Senior Unsecured Notes, 3.30%, 10/1/21	543,086
	UTILITIES (0.7%)
250,000	Carolina Power & Light Co., 2.80%, 5/15/22	260,133
1,000,000	Dominion Resources, Inc., Senior Unsecured Notes, 2.25%, 9/1/15	1,039,933
250,000	Florida Power & Light Co., 4.05%, 6/1/42	267,259

Value Line Income and Growth Fund, Inc.

September 30, 2012

Principal Amount		Value
$500,000	Sempra Energy, Senior Unsecured Notes, 2.00%, 3/15/14	$507,977
		2,075,302
	TOTAL CORPORATE BONDS & NOTES (Cost $23,393,398) (8.3%)	25,203,910
CONVERTIBLE CORPORATE BONDS & NOTES (4.5%)

	BASIC MATERIALS (0.2%)
100,000	Allegheny Technologies, Inc., Convertible Fixed, 4.25%, 6/1/14	114,937
100,000	ArcelorMittal, Senior Notes, 5.00%, 5/15/14	102,000
350,000	Steel Dynamics, Inc., Guaranteed Notes, 5.13%, 6/15/14	365,969
		582,906
	COMMUNICATIONS (0.3%)
300,000	Equinix, Inc., Convertible Fixed, 4.75%, 6/15/16	761,812
100,000	Symantec Corp., Senior Notes Convertible, 1.00%, 6/15/13	108,313
100,000	VeriSign, Inc., Junior Subordinated Debentures, 3.25%, 8/15/37 (2)	152,438
		1,022,563
	CONSUMER, CYCLICAL (0.3%)
150,000	Home Inns & Hotels Management, Inc., Senior Notes, 2.00%, 12/15/15 (2)	126,844
200,000	International Game Technology, Senior Unsecured Notes, 3.25%, 5/1/14	208,875
200,000	MGM Resorts International, Guaranteed Senior Notes, 4.25%, 4/15/15	207,875
200,000	Morgans Hotel Group Co., Convertible Fixed, 2.38%, 10/15/14	183,000
300,000	Navistar International Corp., Senior Subordinated Notes, 3.00%, 10/15/14	266,062
		992,656
	CONSUMER, NON-CYCLICAL (1.1%)
1,000,000	Alere, Inc., Convertible Fixed, 3.00%, 5/15/16	944,375
150,000	Alliance Data Systems Corp., Fixed, 1.75%, 8/1/13	271,500
350,000	Avis Budget Group, Inc., Convertible Fixed, 3.50%, 10/1/14	427,219
100,000	Gilead Sciences, Inc., Convertible Fixed, Series D, 1.63%, 5/1/16	156,438
200,000	Greatbatch, Inc., Convertible Fixed, 2.25%, 6/15/13	199,375
200,000	Hologic, Inc., Senior Notes, 2.00%, 12/15/37 (3)	198,375
300,000	Insulet Corp., Senior Unsecured Notes, 3.75%, 6/15/16	333,750

Principal Amount		Value
$123,000	Salix Pharmaceuticals Ltd., Senior Unsecured Notes, 2.75%, 5/15/15	$143,987
300,000	Smithfield Foods, Inc., Senior Notes, 4.00%, 6/30/13	319,687
200,000	Spartan Stores, Inc., Senior Notes, 3.38%, 5/15/27	192,750
		3,187,456
	ENERGY (0.2%)
250,000	Goodrich Petroleum Corp., Senior Unsecured Notes, 5.00%, 10/1/29	234,219
250,000	Hornbeck Offshore Services, Inc., Guaranteed Notes, 1.63%, 11/15/26 (1) (3)	260,000
300,000	Peabody Energy Corp., Junior Subordinate Debentures, 4.75%, 12/15/41 (1)	252,750
		746,969
	FINANCIAL (0.4%)
150,000	Digital Realty Trust LP, Guaranteed Notes, 5.50%, 4/15/29 (2)	259,406
300,000	Fidelity National Financial, Inc. 4.25%, 8/15/18	365,812
100,000	ProLogis, Guaranteed Notes, 3.25%, 3/15/15	112,188
200,000	SL Green Operating Partnership LP, Convertible Fixed, 3.00%, 10/15/17 (2)	230,125
200,000	Tower Group, Inc., Senior Notes Convertible, 5.00%, 9/15/14	205,500
		1,173,031
	INDUSTRIAL (0.9%)
100,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	125,750
150,000	Alliant Techsystems, Inc., Guaranteed Notes, 3.00%, 8/15/24	154,500
250,000	Bristow Group, Inc., Guaranteed Notes, 3.00%, 6/15/38	257,813
200,000	EnerSys, Senior Notes, 3.38%, 6/1/38 (3)	229,250
1,000,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	1,000,000
150,000	MasTec, Inc., Convertible Fixed, 4.00%, 6/15/14	208,406
350,000	Orbital Sciences Corp., Senior Subordinated Notes, 2.44%, 1/15/27	351,750
300,000	Trinity Industries, Inc., Subordinated Notes Convertible, 3.88%, 6/1/36	309,937
		2,637,406
	TECHNOLOGY (1.1%)
350,000	CACI International, Inc., Senior Subordinate Debenture, 2.13%, 5/1/14	389,594

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$350,000	CSG Systems International, Inc., Senior Subordinate Debenture, 3.00%, 3/1/17 (2)	$404,906
200,000	DST Systems, Inc., Convertible, 4.13%, 8/15/23 (3)	246,250
150,000	Intel Corp., Junior Subordinated Notes, 3.25%, 8/1/39	184,875
200,000	Lam Research Corp., Senior Unsecured Notes, 1.25%, 5/15/18	193,250
350,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.63%, 12/15/26	356,344
150,000	SanDisk Corp., Senior Unsecured Notes, 1.50%, 8/15/17 (1)	169,781
200,000	Xilinx, Inc., Senior Notes, 2.63%, 6/15/17	261,750
1,000,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	1,195,000
		3,401,750
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $12,719,076) (4.5%)	13,744,737

LONG-TERM MUNICIPAL SECURITIES (0.2%)

	CALIFORNIA (0.2%)
255,000	California State, Build America Bond, General Obligation Unlimited, 7.50%, 4/1/34	340,060
250,000	Government Development Bank for Puerto Rico, Revenue Bonds, Senior Notes, Ser. B, 4.70%, 5/1/16	257,488
185,000	Metropolitan Transportation Authority, Build America Bonds, Revenue Bonds, Ser. C-1, 5.12%, 11/15/19	213,066
		810,614
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $793,870) (0.2%)	810,614
U.S. GOVERNMENT AGENCY OBLIGATIONS AND GOVERNMENT SPONSORED OBLIGATIONS (7.2%)
500,000	Federal Home Loan Bank, 1.13%, 3/10/17	507,877
1,000,000	Federal Home Loan Bank, 5.38%, 11/15/17	1,221,852
250,000	Federal Home Loan Bank, 3.13%, 12/8/17	278,403
175,000	Federal Home Loan Bank, 2.75%, 6/8/18	192,969
250,000	Federal Home Loan Bank, 1.63%, 2/27/19	259,535
415,000	Federal Home Loan Bank, 4.13%, 12/13/19	494,150

Principal Amount		Value

$500,000	Federal Home Loan Bank, 2.00%, 11/18/20	$520,951
976,100	Federal Home Loan Mortgage Corporation Pool #A96409, 3.50%, 1/1/41	1,047,401
361,927	Federal Home Loan Mortgage Corporation Pool #G06168, 3.50%, 11/1/40	388,365
1,405,390	Federal Home Loan Mortgage Corporation Pool #Q04096, 4.00%, 10/1/41	1,513,194
1,479,806	Federal Home Loan Mortgage Corporation Pool #Q06884, 3.50%, 3/1/42	1,589,751
121,098	Federal Home Loan Mortgage Corporation Pool #Q11077, 3.50%, 9/1/42	130,095
516,975	Federal Home Loan Mortgage Corporation Pool #Q11230, 3.50%, 9/1/42	555,385
500,000	Federal Home Loan Mortgage Corporation TBA, 3.00%, 10/1/27	527,734
2,000,000	Federal National Mortgage Association, 2.00%, 9/21/15	2,093,950
1,398,114	Federal National Mortgage Association Pool #AB1796, 3.50%, 11/1/40	1,500,850
43,454	Federal National Mortgage Association Pool #AB3943, 4.00%, 11/1/41	46,890
916,506	Federal National Mortgage Association Pool #AE3040, 4.00%, 9/1/40	988,701
1,424,882	Federal National Mortgage Association Pool #AE9759, 4.00%, 12/1/40	1,537,124
40,041	Federal National Mortgage Association Pool #AK6513, 4.00%, 3/1/42	43,496
1,000,000	Federal National Mortgage Association TBA, 3.00%, 10/1/27	1,060,000
2,500,000	Federal National Mortgage Association TBA, 3.00%, 10/1/42	2,639,062
1,495,028	Government National Mortgage Association I Pool #AA0448, 3.50%, 5/15/42	1,640,627
1,000,000	Government National Mortgage Association I TBA, 3.00%, 10/1/42	1,070,781
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND GOVERNMENT SPONSORED OBLIGATIONS (Cost $21,541,086) (7.2%)	21,849,143

Value Line Income and Growth Fund, Inc.

September 30, 2012

Principal Amount		Value
SHORT-TERM INVESTMENTS (2.8%)
	REPURCHASE AGREEMENTS (2.8%)
$8,600,000	With Morgan Stanley, 0.19%, dated 09/28/12, due 10/01/12, delivery value $8,600,136 (collateralized by $8,415,000 U.S. Treasury Notes 2.375% due 09/30/14, with a value of $8,774,501)	$8,600,000
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (4.5%)

	REPURCHASE AGREEMENTS (4.5%)
4,585,968	Joint Repurchase Agreement with Morgan Stanley, 0.20%, dated 09/28/12, due 10/01/12, delivery value $4,586,044 (collateralized by $4,677,702 U.S. Treasury Inflation Indexed Bonds 2.375% due 01/15/25, with a value of $4,661,116)	4,585,968
4,585,968	Joint Repurchase Agreement with Barclays, 0.20%, dated 09/28/12, due 10/01/12, delivery value $4,586,044 (collateralized by $4,677,694 U.S. Treasury Inflation Indexed Notes 1.875% due 07/15/13, with a value of $4,660,393)	4,585,968
4,585,968	Joint Repurchase Agreement with Credit Suisse First Boston, 0.23%, dated 09/28/12, due 10/01/12, delivery value $4,586,056 (collateralized by $4,678,565 U.S. Treasury Note 1.375% due 11/30/15, with a value of $4,658,209)	4,585,968
	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $13,757,904) (4.5%)	13,757,904

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,357,904) (7.3%)	22,357,904

	TOTAL INVESTMENT SECURITIES (105.3%) (Cost $278,573,786)	321,081,199

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-5.3%)		(16,227,577)

NET ASSETS (4) (100%)		$304,853,622

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($304,853,622 ÷ 33,936,709 shares outstanding)		$8.98

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2012, the market value (including accrued interest) of the securities on loan was $13,717,015.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Step Bond - The rate shown is as of September 30, 2012 and will reset at a future date.
(4)
For federal income tax purposes, the aggregate cost was $278,573,786, aggregate gross unrealized appreciation was $44,700,317, aggregate gross unrealized depreciation was $2,192,904  and the net unrealized appreciation was $42,507,413.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$188,318,411	$0	$0	$188,318,411
Preferred Stocks	128,700	0	0	128,700
Convertible Preferred Stocks	7,419,983	406,157	0	7,826,140
U.S. Treasury Obligations	0	40,841,640	0	40,841,640
Corporate Bonds & Notes	0	25,203,910	0	25,203,910
Convertible Corporate Bonds & Notes	0	13,744,737	0	13,744,737
Long-Term Municipal Securities	0	810,614		810,614
U.S. Government Agency Obligations and Government Sponsored Obligations	0	21,849,143	0	21,849,143
Short-Term Investments	0	22,357,904	0	22,357,904
Total Investments in Securities	$195,867,094	$125,214,105	$0	$321,081,199

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 16, 2012